Term Loan Obligations - Additional Information (Details) - USD ($)					3 Months Ended		12 Months Ended
	Jun. 28, 2023	Mar. 29, 2020	Mar. 28, 2020	May 29, 2015	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022
Debt Instrument [Line Items]
Origination date							May 29, 2015		May 29, 2015
Interest expense					$ 34,000	$ 134,000	$ 395,000		$ 711,000
Non-cash amortization					$ 21,000	$ 100,000	$ 200,000		400,000
LIBOR [Member] | Interest Rate Floor [Member]
Debt Instrument [Line Items]
Basis variable rate				1.00%
Term Loan [Member]
Debt Instrument [Line Items]
Origination date					May 29, 2015		May 29, 2015
Original loan amount				$ 17,700,000			$ 17,700,000		$ 17,700,000
Basis variable rate				7.95%
Maturity date		Jun. 01, 2024	Sep. 01, 2021	May 01, 2021			Jun. 01, 2024
Fees amount associated with loan				$ 3,200,000	$ 3,200,000		$ 3,200,000
Number of shares callable by warrants (in shares)				188
Warrant exercise price (in dollars per share)				$ 5,175
Long term debt outstanding threshold amount							$ 800,000
Interest rate	8.95%						13.39%	[1]	8.95%	[1]
Minimum liquidity covenant					$ 2,000,000
Debt principal repayment start date		May 01, 2021	May 01, 2020
Debt instrument, covenant compliance					the Company was in compliance with all of the debt covenants under the Loan and Security Agreement.		the Company was in compliance with all of the debt covenants under the Loan and Security Agreement.
Term Loan [Member] | Loan and Security Agreement [Member] | Sale of the Japanese Subsidiary and Certain Assets [Member]
Debt Instrument [Line Items]
Payments for principal, interest and fees				$ 3,100,000
Term Loan [Member] | SOFR [Member]
Debt Instrument [Line Items]
Basis variable rate	8.05%
Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate				8.95%
Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Original loan amount					$ 3,000,000		$ 3,000,000
Long term debt outstanding threshold amount					$ 400,000		$ 800,000

[1]	Three month LIBOR rate with a floor of 1% plus 7.95%